Loss per Common Share - Schedule of Basic and Diluted Weighted-Average Common Stock Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average common shares outstanding – basic (in shares)	285,742	284,782	275,773
Dilutive effect of share-based awards (in shares)	0	0	0
Weighted average common shares outstanding – diluted (in shares)	285,742	284,782	275,773